UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-01018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Banks - 3.1%
First Republic Bank	23,631		2,468,494
SVB Financial Group	10,301	[a]	1,927,214
			4,395,708
Capital Goods - 9.7%
Allegion	21,871		1,891,185
AMETEK	28,959		1,912,452
BWX Technologies	34,467		1,930,841
Graco	11,608		1,435,794
Quanta Services	54,043	[a]	2,019,587
Roper Technologies	7,469		1,817,955
Snap-on	5,727		853,380
Xylem	31,682		1,984,244
			13,845,438
Commercial & Professional Services - 2.9%
Copart	43,804	[a]	1,505,543
Waste Connections	37,927		2,653,373
			4,158,916
Consumer Durables & Apparel - 4.4%
Lululemon Athletica	36,644	[a]	2,281,089
Newell Brands	52,482		2,239,407
PVH	13,989		1,763,453
			6,283,949
Consumer Services - 1.2%
Wynn Resorts	11,081		1,650,183
Diversified Financials - 4.5%
CBOE Holdings	17,708		1,905,912
Fidelity National Information Services	34,667		3,237,551
Invesco	37,697		1,320,903
			6,464,366
Energy - 2.6%
Diamondback Energy	17,539	[a,b]	1,718,120
PDC Energy	41,247	[a,b]	2,022,340
			3,740,460
Food & Staples Retailing - .5%
Sprouts Farmers Market	41,386	[a]	776,815
Food, Beverage & Tobacco - 1.9%
Molson Coors Brewing, Cl. B	22,729		1,855,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food, Beverage & Tobacco - 1.9% (continued)
TreeHouse Foods	13,101	[a,b]	887,331
			2,742,927
Health Care Equipment & Services - 10.8%
ABIOMED	9,428	[a]	1,589,561
Align Technology	16,117	[a]	3,002,114
athenahealth	9,076	[a]	1,128,691
Boston Scientific	94,939	[a]	2,769,371
Brookdale Senior Living	87,699	[a]	929,609
Centene	12,367	[a]	1,196,755
DENTSPLY SIRONA	17,999		1,076,520
DexCom	35,549	[a,b]	1,739,235
Laboratory Corporation of America
Holdings	12,607	[a]	1,903,279
			15,335,135
Materials - 4.9%
Eagle Materials	23,416		2,498,487
Packaging Corporation of America	25,162		2,885,578
Vulcan Materials	13,821		1,652,992
			7,037,057
Media - .8%
Liberty Media, Cl. C	28,437	[a]	1,083,165
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
Agilent Technologies	23,906		1,534,765
Alkermes	41,738	[a,b]	2,121,960
BioMarin Pharmaceutical	20,892	[a]	1,944,418
Jazz Pharmaceuticals	15,428	[a]	2,256,345
Neurocrine Biosciences	45,487	[a]	2,787,443
TESARO	12,947	[a,b]	1,671,458
			12,316,389
Real Estate - 2.9%
CoStar Group	8,549	[a]	2,293,269
Equinix	4,010	[c]	1,789,663
			4,082,932
Retailing - 7.5%
Dollar Tree	38,784	[a]	3,367,227
Expedia	11,188		1,610,401
LKQ	44,202	[a]	1,590,830
Ross Stores	29,111		1,879,697
Ulta Beauty	10,007	[a]	2,262,182
			10,710,337
Semiconductors & Semiconductor Equipment - 4.1%
Cavium	26,583	[a]	1,752,883
Mellanox Technologies	15,122	[a]	713,002

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors & Semiconductor Equipment - 4.1%
(continued)
NVIDIA	4,897		875,437
Skyworks Solutions	24,733		2,520,293
			5,861,615
Software & Services - 23.2%
Booz Allen Hamilton Holdings	40,129		1,500,423
Cognizant Technology Solutions, Cl. A	24,259		1,759,748
HubSpot	50,155	[a]	4,215,528
Intuit	9,750		1,385,865
LogMeIn	6,000		660,300
New Relic	40,724	[a]	2,028,055
Paychex	15,458		926,862
Proofpoint	26,008	[a,b]	2,268,418
ServiceNow	29,142	[a]	3,425,059
Shopify, Cl. A	29,875	[a]	3,480,139
Splunk	27,412	[a,b]	1,820,979
Square, Cl. A	147,696	[a]	4,255,122
SS&C Technologies Holdings	56,277		2,259,522
Twilio, Cl. A	102,667	[a,b]	3,064,610
			33,050,630
Technology Hardware & Equipment - 4.1%
Amphenol, Cl. A	36,472		3,086,990
FLIR Systems	21,632		841,701
Lumentum Holdings	22,082	[a,b]	1,200,157
Trimble	18,167	[a]	713,055
			5,841,903
Transportation - 1.7%
J.B. Hunt Transport Services	21,351		2,371,669
Total Common Stocks (cost $111,760,786)			141,749,594

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,365,609)	1,365,609 [d]	1,365,609
Description
Investment of Cash Collateral for Securities Loaned - 6.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $9,381,032)	9,381,032 [d]	9,381,032
Total Investments (cost $122,507,427)	106.9%	152,496,235
Liabilities, Less Cash and Receivables	(6.9%)	(9,894,124)
Net Assets	100.0%	142,602,111

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $14,870,773 and the value of the collateral held by the fund was $15,079,271, consisting of cash collateral of $9,381,032 and U.S. Government & Agency securities valued at $5,698,239.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	23.2
Health Care Equipment & Services	10.8
Capital Goods	9.7
Pharmaceuticals, Biotechnology & Life Sciences	8.6
Money Market Investments	7.5
Retailing	7.5
Materials	4.9
Diversified Financials	4.5
Consumer Durables & Apparel	4.4
Semiconductors & Semiconductor Equipment	4.1
Technology Hardware & Equipment	4.1
Banks	3.1
Commercial & Professional Services	2.9
Real Estate	2.9
Energy	2.6
Food, Beverage & Tobacco	1.9
Transportation	1.7
Consumer Services	1.2
Media	.8
Food & Staples Retailing	.5
106.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	133,334,993	-	-	133,334,993
Equity Securities—
Foreign Common
Stocks†	8,414,601	-	-	8,414,601
Registered Investment
Companies	10,746,641	-	-	10,746,641

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $29,988,808, consisting of $33,146,329 gross unrealized appreciation and $3,157,521 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)